Note 24 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2019	December 31, 2018	December 31, 2017
Income (loss) available to common shareholders (in Euros)	1,512,056	(€338,382)	(€681,345)
Number of shares for the computation of basic EPS	29,016,118	28,997,866	28,961,928
Basic EPS (in Euros)	€0.05	(€0.01)	(€0.02)
Effect of dilutive securities	604,238	347,500	581,915
Number of shares for the computation of diluted EPS	29,615,466	28,997,866	28,961,928
Diluted EPS income / (loss) (in Euros)	€0.05	(€0.01)	(€0.02)